Leases	6 Months Ended
Sep. 30, 2025
Leases [Abstract]
Leases

Note 22 — Leases

As of September 30, 2025 and March 31, 2025, the Company has engaged in multiple offices and warehouse leases which were classified as operating leases. In addition, the Company engaged in a few automobiles’ leases under finance lease agreements.

The Company occupies various offices under operating lease agreements with a term shorter than twelve months which it elected not to recognize lease assets and lease liabilities under ASC 842. Instead, the Company recognized the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company recognized lease expense on a straight-line basis over the lease term for operating lease. Meanwhile, the Company recognized the finance leases ROU assets and interest on an amortized cost basis.

The amortization of finance ROU assets is recognized on straight-line basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period.

Operating and finance lease expenses consist of the following:

		For the Six Months Ended September 30,
	Classification	2025	2024
		(Unaudited)	(Unaudited)
Operating lease cost
Lease expenses	General and administrative	757,094	478,663
Finance lease cost
Amortization of leased asset	General and administrative	51,035	56,246
Interest on lease liabilities	Interest expenses on finance leases	4,196	6,137
Total lease expenses		$812,325	$541,046

Weighted-average remaining term and discount rate related to leases were as follows:

	As of September 30, 2025	As of March 31, 2025
	(Unaudited)
Weighted-average remaining term
Operating lease	2.6 years	1.1 years
Finance leases	3.2 years	3.5 years
Weighted-average discount rate
Operating lease	5.6%	4.7%
Finance leases	4.6%	4.6%

The following table sets forth the Company’s minimum lease payments in future periods:

	Operating	Finance
	lease	lease
	payments	payments	Total
Twelve months ending September 30, 2026	$1,768,747	$121,469	$1,890,216
Twelve months ending September 30, 2027	1,219,349	49,980	1,269,329
Twelve months ending September 30, 2028	661,278	20,816	682,094
Twelve months ending September 30, 2029	295,686	-	295,686
Twelve months ending September 30, 2030	-	-	-
Total lease payments	3,945,060	192,265	4,137,325
Less: discount	(189,572)	(6,870)	(196,442)
Present value of lease liabilities	$3,755,488	$185,395	$3,940,883
Present value of lease liabilities, current	$2,036,722	$71,222	$2,107,944
Present value of lease liabilities, non-current	$1,718,766	$114,173	$1,832,939